Business and Geographic Segment Information - Schedule of Geographic Distribution of Revenue (Detail) (Sales Revenue, Net [Member], Geographic Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
North America [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	45.00%	46.00%	47.00%
Europe [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	16.00%	16.00%
Africa And Middle East [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	16.00%	17.00%
Latin America And Caribbean [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	15.00%	14.00%
Asia Pacific [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	7.00%	6.00%